Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.9%
BlueScope Steel Ltd.	802,100	$ 10,474,050
Charter Hall Group, REIT	563,132	5,414,527
Omni Bridgeway Ltd. (A)(B)	2,224,069	1,866,650
Qantas Airways Ltd. (A)	2,119,900	12,284,528
SGH Ltd.	90,400	2,667,087
Whitehaven Coal Ltd.	633,000	2,378,660
Yancoal Australia Ltd.	713,300	2,843,364
		37,928,866
Austria - 0.4%
Strabag SE	58,500	2,864,470
Belgium - 2.9%
Barco NV (B)	242,034	2,402,686
D'ieteren Group	60,208	10,099,114
Fagron	214,748	4,259,547
Groupe Bruxelles Lambert NV	83,227	5,777,614
		22,538,961
Denmark - 2.3%
Scandinavian Tobacco Group AS (C)	799,628	11,494,243
Schouw & Co. AS	78,467	6,095,521
		17,589,764
Finland - 0.8%
Enento Group OYJ (B)(C)	167,800	3,035,882
Raisio OYJ, V Shares	1,446,183	3,398,113
		6,433,995
France - 5.6%
Coface SA	620,900	10,011,865
Elis SA	565,900	11,585,056
ICADE, REIT (B)	78,200	1,838,722
JCDecaux SE (A)	255,800	4,283,355
Kaufman & Broad SA	211,829	7,288,140
Virbac SACA	25,100	8,425,553
		43,432,691
Germany - 5.6%
Borussia Dortmund GmbH & Co. KGaA	500,180	1,694,077
BRANICKS Group AG (A)(B)	455,978	1,189,675
DWS Group GmbH & Co. KGaA (C)	123,800	6,109,744
Elmos Semiconductor SE	70,200	5,153,217
Gerresheimer AG	144,400	10,113,820
K&S AG	285,000	3,966,267
SAF-Holland SE	468,217	8,029,999
SUSS MicroTec SE	100,600	4,492,521
Takkt AG	284,713	2,413,102
		43,162,422
Greece - 1.1%
Motor Oil Hellas Corinth Refineries SA	388,451	8,582,682
Hong Kong - 1.4%
ASMPT Ltd.	809,200	7,472,383
Great Eagle Holdings Ltd.	1,524,493	2,046,509
Pacific Textiles Holdings Ltd.	6,319,600	1,248,242
		10,767,134
	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.2%
Bank of Ireland Group PLC	2,133,900	$ 21,202,819
C&C Group PLC	2,057,785	3,720,009
		24,922,828
Italy - 2.5%
BFF Bank SpA (C)	931,600	7,987,681
Buzzi SpA	288,800	11,830,519
		19,818,200
Japan - 33.7%
A&D HOLON Holdings Co. Ltd.	345,300	4,217,886
Air Water, Inc.	411,800	5,134,210
Capcom Co. Ltd.	794,000	18,128,752
CKD Corp.	456,300	7,424,549
DTS Corp.	351,900	9,597,877
Fuji Corp.	471,300	7,117,014
Fukushima Galilei Co. Ltd.	239,600	4,084,562
FULLCAST Holdings Co. Ltd.	224,500	2,176,197
Furyu Corp.	148,500	1,020,540
GMO internet group, Inc.	460,300	8,170,212
Hikari Tsushin, Inc.	59,700	13,637,167
Horiba Ltd.	172,500	10,811,171
Hosokawa Micron Corp.	102,000	2,847,009
Japan Petroleum Exploration Co. Ltd.	909,300	6,448,173
Kadokawa Corp.	213,900	4,525,687
Kaken Pharmaceutical Co. Ltd.	52,600	1,428,620
Katitas Co. Ltd.	205,900	2,878,658
Kumiai Chemical Industry Co. Ltd.	712,800	3,483,608
MatsukiyoCocokara & Co.	336,300	4,977,618
MEITEC Group Holdings, Inc.	322,600	6,264,036
Nakanishi, Inc.	546,700	9,017,904
Nextage Co. Ltd. (B)	150,600	1,453,679
Nichiha Corp.	281,000	5,252,329
Nippon Parking Development Co. Ltd.	2,418,800	3,298,977
Organo Corp.	144,400	7,147,888
Paramount Bed Holdings Co. Ltd.	391,700	7,074,005
PCA Corp.	387,300	4,884,096
Rohto Pharmaceutical Co. Ltd. (B)	432,400	7,330,355
RS Technologies Co. Ltd.	144,400	2,807,178
Sanwa Holdings Corp.	794,600	24,869,376
Square Enix Holdings Co. Ltd. (B)	280,100	11,353,302
Takasago Thermal Engineering Co. Ltd. (B)	305,300	11,890,859
TKC Corp. (B)	122,800	3,014,496
Token Corp. (B)	79,300	6,344,844
Topcon Corp.	362,000	6,776,191
USS Co. Ltd.	1,296,500	11,624,794
Wakita & Co. Ltd. (B)	356,700	4,145,514
Yonex Co. Ltd.	648,700	8,727,638
		261,386,971
Netherlands - 5.1%
Euronext NV (C)	87,980	10,218,622
Koninklijke Vopak NV	221,200	10,153,270
Van Lanschot Kempen NV	390,500	19,213,047
		39,584,939
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway - 3.5%
ABG Sundal Collier Holding ASA	6,958,327	$ 4,284,904
Aker ASA, Class A	153,800	8,253,348
Protector Forsikring ASA	283,200	8,264,134
Var Energi ASA	2,131,200	6,549,577
		27,351,963
Republic of Korea - 1.5%
Eugene Technology Co. Ltd. (A)	307,909	7,741,058
Value Added Technology Co. Ltd. (A)	279,600	3,659,597
		11,400,655
Spain - 2.8%
Fluidra SA	157,900	4,054,085
Logista Integral SA	448,264	13,544,286
Vidrala SA (B)	39,300	4,024,149
		21,622,520
Sweden - 2.6%
Cloetta AB, B Shares	2,908,800	7,424,290
Husqvarna AB, B Shares (B)	763,700	4,066,813
Nobia AB (A)	3,065,900	1,123,029
Ratos AB, B Shares	650,800	2,040,006
Trelleborg AB, B Shares	148,700	5,598,885
		20,253,023
Switzerland - 3.1%
Swissquote Group Holding SA	56,476	24,517,198
United Kingdom - 16.2%
Barratt Redrow PLC	2,518,428	14,107,508
Bellway PLC	349,200	11,272,139
Burberry Group PLC	355,700	5,198,661
Clarkson PLC	167,500	8,856,919
Domino's Pizza Group PLC	1,991,700	7,418,401
Howden Joinery Group PLC	962,600	9,729,511
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
IG Group Holdings PLC	1,047,235	$ 13,231,370
Inchcape PLC	418,600	3,484,917
Informa PLC	1,067,027	11,385,612
Intermediate Capital Group PLC	336,135	9,794,524
Lancashire Holdings Ltd.	735,800	5,920,944
Morgan Sindall Group PLC	147,700	6,713,378
Oxford Metrics PLC (B)	1,009,500	617,021
Savills PLC	635,900	8,420,668
Schroders PLC	1,937,700	8,461,941
Zigup PLC	277,568	1,050,487
		125,664,001
Total Common Stocks (Cost $642,344,239)		769,823,283
PREFERRED STOCK - 0.4%
Italy - 0.4%
Danieli & C Officine Meccaniche SpA, 1.70% (D)	158,190	3,189,514
Total Preferred Stock (Cost $2,646,916)		3,189,514
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (D)	1,281,246	1,281,246
Total Other Investment Company (Cost $1,281,246)		1,281,246
Total Investments (Cost $646,272,401)		774,294,043
Net Other Assets (Liabilities) - 0.2%		1,708,623
Net Assets - 100.0%		$ 776,002,666
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	12.6%	$97,871,356
Machinery	5.9	45,530,319
Building Products	5.4	42,012,564
Household Durables	5.2	40,135,660
Oil, Gas & Consumable Fuels	4.8	36,955,726
Entertainment	4.0	31,176,131
Semiconductors & Semiconductor Equipment	3.6	27,666,357
Electronic Equipment, Instruments & Components	3.1	24,207,934
Insurance	3.1	24,196,943
Industrial Conglomerates	2.8	21,890,515
Banks	2.7	21,202,819
Media	2.6	20,194,654
Health Care Equipment & Supplies	2.6	19,751,506
IT Services	2.3	17,768,089
Commercial Services & Supplies	2.2	17,297,135
Food Products	2.2	16,917,924
Trading Companies & Distributors	2.1	16,542,112
Financial Services	2.0	15,631,945
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	1.9%	$14,535,510
Professional Services	1.9	14,490,611
Distributors	1.8	13,584,031
Air Freight & Logistics	1.8	13,544,286
Specialty Retail	1.7	13,078,473
Chemicals	1.6	12,584,085
Passenger Airlines	1.6	12,284,528
Construction Materials	1.5	11,830,519
Tobacco	1.5	11,494,243
Metals & Mining	1.4	10,474,050
Life Sciences Tools & Services	1.3	10,113,820
Pharmaceuticals	1.3	9,854,173
Leisure Products	1.3	9,748,178
Construction & Engineering	1.2	9,577,848
Marine Transportation	1.1	8,856,919
Automobile Components	1.0	8,029,999
Hotels, Restaurants & Leisure	1.0	7,418,401
Personal Care Products	1.0	7,330,355
Diversified REITs	0.9	7,253,249
Textiles, Apparel & Luxury Goods	0.8	6,446,903
Software	0.7	5,501,117
Consumer Staples Distribution & Retail	0.6	4,977,618
Health Care Providers & Services	0.6	4,259,547
Containers & Packaging	0.5	4,024,149
Beverages	0.5	3,720,009
Ground Transportation	0.1	1,050,487
Investments	99.8	773,012,797
Short-Term Investments	0.2	1,281,246
Total Investments	100.0%	$ 774,294,043
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$769,823,283	$—	$769,823,283
Preferred Stock	—	3,189,514	—	3,189,514
Other Investment Company	1,281,246	—	—	1,281,246
Total Investments	$1,281,246	$773,012,797	$—	$774,294,043
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $15,123,628, collateralized by cash collateral of $1,281,246 and non-cash collateral, such as U.S. government securities of $14,656,687. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $38,846,172, representing 5.0% of the
Fund's net assets.

(D)	Rate disclosed reflects the yield at January 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds